Accounts Receivable And Contract Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Accounts Receivables
Accounts receivable consisted of the following:

December 31,	2021	2020
Trade receivables	$213,815	$194,777
Less: allowance for doubtful accounts 1	(10,334)	(11,439)

Trade receivables, net	$203,481	$183,338
Other receivables	8,725	30,037

Total accounts receivable	$212,206	$213,375

1
During the third quarter of 2020, management identified certain receivable balances in the Rest of World segment that may be at higher risk of credit loss, leading to an increase in the allowance for doubtful accounts provision at September
 30, 2020. The value of the provision relating to these receivables at December
 31, 2020 represents only the outstanding amounts owed to
Enerflex
, as the total value of the associated contract was recognized and largely collected prior to 2020.

Summary of Aging of Trade Receivables

December 31,	2021	2020
Current to 90 days	$183,105	$152,285
Over 90 days	30,710	42,492

	$213,815	$194,777

Summary of Movement in Allowance For Doubtful Accounts
Movement in allowance for doubtful accounts:

December 31,	2021	2020
Balance, January 1	$11,439	$2,144
Impairment provision additions on receivables	275	21,072
Amounts settled and derecognized during the year	(1,317)	(11,071)
Currency translation effects	(63)	(706)

	$10,334	$11,439

Summary of Movement in Contract Assets
Movement in contract assets:

December 31,	2021	2020
Balance, January 1	$66,722	$130,392
Unbilled revenue recognized	244,372	238,300
Amounts billed	(228,327)	(281,145)
Amounts transferred to other assets	—	(26,625)
Currency translation effects	(7)	5,800

	$82,760	$66,722